Share Based Payments (Details) - shares	6 Months Ended		7 Months Ended
	Jul. 09, 2020	Jun. 22, 2020	Jul. 21, 2020	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Shares issued during period	13,008	34,285,714	83,333,333
Series A Preferred Shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares outstanding				0	0